Income taxes	6 Months Ended
Jun. 30, 2024
Income Tax Disclosure [Abstract]
Income taxes

Note 15 – Income taxes

Caymans and BVIs

The Company and its subsidiary are domiciled in the Cayman Islands and the British Virgin Islands, respectively. Both localities currently enjoy permanent income tax holidays; accordingly, the Company and Ohmyhome BVI do not accrue income taxes.

Singapore

Ohmyhome (S), Ohmyhome Renovation Pte Ltd, Ohmyhome Insurance Pte Ltd, Cora Pro Pte Ltd and DreamR Projects Pte. Ltd., Ohmyhome Property Management Pte. Ltd. are incorporated in Singapore and are subject to Singapore Corporate Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Singapore tax laws. The applicable tax rate is 17% in Singapore, with 75% of the first S$10,000 taxable income and 50% of the next S$190,000 taxable income exempted from income tax.

Net operating loss will be carried forward indefinitely under Singapore profits tax regulation. As of December 31, 2021, 2022 and 2023, the Company did not generate net taxable income to utilize net operating loss, which will carry forwards to offset future taxable income.

Malaysia

Ohmyhome Sdn Bhd and Ohmyhome Realtors Sdn Bhd are subject to Malaysia Corporate Tax on the taxable income as reported in its statutory financial statements adjusted in accordance with relevant Malaysia tax laws. The standard corporate income tax rate in Malaysia is 24%. However, if the company has a paid-up capital of MYR 2.5 million or less, and gross income from business of not more than MYR 50 million, the tax rate will be 17% on the first MYR 600,000 and 24% on amount exceeding MYR 600,000.

The operations in Malaysia incurred cumulative net operating losses which can be carried forward for a maximum period of seven consecutive years to offset future taxable income.

The components of loss before income taxes were comprised of the following:

	December 31, 2022	December 31,2023	June 30, 2024	June 30, 2024
	SGD	SGD	SGD	USD
Tax jurisdiction from:
Singapore	(2,959,534)	(5,434,925)	(2,268,804)	(1,689,761)
Malaysia	(114,507)	(81,299)	(10,581)	(7,807)
Loss before income taxes provision	(3,074,041)	(5,516,224)	(2,279,385)	(1,681,954)

The provision for income taxes consisted of the following:

	December 31, 2022	December 31, 2023	June 30, 2024	June 30, 2024
	SGD	SGD	SGD	USD
Deferred tax assets:
Singapore	503,121	924,114	385,697	287,259
Malaysia	19,466	13,644	1,799	1,327

Less: valuation allowance
Singapore	(503,121)	(924,114)	(385,697)	(287,259)
Malaysia	(19,466)	(13,644)	(1,799)	(1,327)
Deferred tax assets	-	-	-	-

Uncertain tax positions

The Company evaluates each uncertain tax position (including the potential application of interest and penalties) based on the technical merits, and measures the unrecognized benefits associated with the tax positions. As of December 31, 2022, 2023 and June 30, 2024, the Company did not have any significant unrecognized uncertain tax positions. The Company did not incur any interest and penalties related to potential underpaid income tax expenses for the years ended December 31, 2021, 2022 and 2023 and also does not anticipate any significant increases or decreases in unrecognized tax benefits in the next 12 months from December 31, 2023.